Earnings per share	12 Months Ended
Jun. 30, 2020
Earnings per share
Earnings per share

10      Earnings per share

The calculation of basic EPS has been based on the following net profit attributable to the Company’s shareholders and weighted-average number of ordinary shares outstanding.

The calculation of diluted EPS has been based on the following net profit attributable to the Company’s shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

(i)	Net profit attributable to the Company’s shareholders

	2018	2019	2020
	RMB	RMB	RMB
Net profit attributable to the Company's shareholders (basic and diluted)	222,588	293,421	370,832

(ii)	Weighted-average number of ordinary shares

	2018	2019	2020
Weighted average number of ordinary shares for basic EPS	411,878,478	412,450,256	412,450,256
Effects of dilution from warrants	638,292	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	412,516,770	412,450,256	412,450,256

(iii)	Earnings per share

	2018	2019	2020
Basic and diluted earnings per share	0.54	0.71	0.90